ADDITIONAL PAID IN CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 27, 2022
Additional paid in capital, beginning balance	$ 191,113	$ 186,204
Issuance of shares	307,766	89
Exercises of stock options	118	84
Equity- settled stock compensation expense for the period	2,021	2,817	$ 1,340
Additional paid in capital, ending balance	563,210	191,113	186,204
BOA Acquisition Corp.
Price of issued shares				$ 10.00
Transaction costs	19,800
Share premium
Additional paid in capital, beginning balance	178,715	178,549
Issuance of shares	382,192	82
Exercises of stock options		84
Additional paid in capital, ending balance	560,907	178,715	178,549
Costs of equity raise
Additional paid in capital, beginning balance	(542)	(542)
Issuance of shares	(12,234)
Additional paid in capital, ending balance	(12,776)	(542)	(542)
Value of conversion rights on investors fund
Additional paid in capital, beginning balance	1,926
Conversion rights on investors fund		1,926
Additional paid in capital, ending balance	1,926	1,926
Equity on stock compensation
Additional paid in capital, beginning balance	11,014	8,197
Exercises of stock options	118
Equity- settled stock compensation expense for the period	2,021	2,817
Additional paid in capital, ending balance	13,153	11,014	8,197
Selina Convertible Instrument Conversion (CLN 2020, Term Loan and Legacy Warrants)
Issuance of shares	238,600
Issuance of Selina Ordinary Shares to PIPE Investors
Issuance of shares	52,600
Conversion of the BCA Bridge Loan Warrants
Issuance of shares	3,700
Deferred Underwriting Fees
Issuance of shares	4,500
CLN 2022 Sponsor Shares
Issuance of shares	8,766
Share Listing Expenses
Issuance of shares	74,400
Convertible Note Placement Fee (CLN 2022)
Issuance of shares	(400)
Transaction costs associated with the issuing of shares
Issuance of shares	(12,200)
Additional Paid In Capital, Shares Impact
Issuance of shares	370,000
Additional paid in capital
Issuance of shares	307,766	82
Exercises of stock options	118	84
Conversion rights on investors fund	0	1,926
Equity- settled stock compensation expense for the period	2,021	2,817	$ 1,340
Additional Paid-In Capital, Issuance Of New Shares For Equity
Issuance of shares	$ 369,958	$ 82